Goodwill and other intangible assets - Schedule of Movements in Goodwill (Details) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	€ 44,235	€ 40,264	€ 40,287
Acquisitions during the period	0	4,039	2,347
Other movements during the period(a)	(244)	(1,006)	12
Currency translation differences	528	938	(2,382)
Ending balance	€ 44,519	€ 44,235	€ 40,264